Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Product Information [Line Items]
Reverse stock split, description	On February 8, 2022, the Company effected a 1-for-15 reverse stock split of the Company’s common stock, or the 2021 Reverse Stock Split. As a result of the 2021 Reverse Stock Split, every 15 shares of the Company’s pre-2021 Reverse Stock Split common stock were combined and reclassified into one share of the Company’s common stock.
Cash, FDIC Insured Amount	$ 250,000
No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%